SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATIONS [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2017, 2016 and 2015 are presented below:

	2017	2016	2015
Unpaid acquisition of PPE	202,911	47,198	25,608
Leasing for PPE acquisition	-	750,389	-
Principal payment of financial lease(1)	37,952	-	-
Financial charges capitalization	48,975	39,735	22,676
Increase in financial assets through a decrease in Other Receivables (2)	-	144,773	-

(1)	Paid through the offset of account receivables hold with the creditors. (See Note 13)

(2)	See Note 17.b